Other Liabilities, Provisions, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Schedule of Other Current Financial Liabilities
26.1 Other current liabilities.

	December 31, 2024		December 31, 2023
Short-term employee benefits	Ps.	14,228	Ps.	11,808
Accrued expenses		16,517		14,151
Other		1,625		813
Total	Ps.	32,370	Ps.	26,772
26.2 Other current financial liabilities

	December 31, 2024		December 31, 2023
Sundry creditors	Ps.	23,370	Ps.	18,540
Derivative financial instruments (see Note 21)		328		738
Other tax payable		13,380		11,106
Other		91		108
Total	Ps.	37,169	Ps.	30,492

Schedule of Provisions and Other Non-Current Liabilities	26.3 Other non-current liabilities

	December 31, 2024		December 31, 2023
Tax payable	Ps.	1,190	Ps.	1,116
Debt with former shareholders		1,514		1,578
Other		695		1,923
Total	Ps.	3,399	Ps.	4,617

Schedule of Other Financial Liabilities	26.4 Other non-current financial liabilities

	December 31, 2024		December 31, 2023
Derivative financial instruments (see Note 21)	Ps.	4,625	Ps.	8,653
Security deposits		2,134		1,012
Total	Ps.	6,759	Ps.	9,665

Schedule of Provisions Recorded in the Statement of Financial Position	The following table presents the nature and amount of the provisions as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Indirect taxes	Ps.	1,277	Ps.	1,649
Labor		1,445		1,570
Legal		1,153		1,104
Total (1)	Ps.	3,875	Ps.	4,323

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits, including those related to business acquisitions. See Note 14.1.

Summary of Changes in Provisions
26.6.1 Indirect taxes

	December 31, 2024		December 31, 2023		December 31, 2022
Balance at beginning of the period	Ps.	1,649	Ps.	1,976	Ps.	2,845
Penalties and other charges (see Note 20)		67		56		109
New contingencies (see Note 20)		19		475		249
Cancellation and expiration (see Note 20)		(42)		(9)		(738)
Payments		(312)		(587)		(473)
Effects of changes in foreign exchange rates		(104)		(110)		(16)
Discontinued operations		—		(152)		—
Balance at end of the period	Ps.	1,277	Ps.	1,649	Ps.	1,976
26.6.2 Labor

	December 31, 2024		December 31, 2023		December 31, 2022
Balance at beginning of the period	Ps.	1,570	Ps.	1,703	Ps.	1,807
Penalties and other charges (see Note 20)		71		64		81
New contingencies (see Note 20)		531		868		571
Contingencies added in the business combination		—		—		67
Cancellation and expiration (see Note 20)		(206)		(525)		(443)
Payments		(236)		(308)		(320)
Effects of changes in foreign exchange rates		(285)		(155)		(60)
Discontinued operations		—		(77)		—
Balance at end of the period	Ps.	1,445	Ps.	1,570	Ps.	1,703
26.6.3 Legal

	December 31, 2024		December 31, 2023		December 31, 2022
Balance at beginning of the period	Ps.	1,104	Ps.	1,006	Ps.	937
Penalties and other charges (see Note 20)		52		50		63
New contingencies (see Note 20)		52		423		141
Contingencies added in the business combination		—		—		158
Cancellation and expiration (see Note 20)		(105)		(122)		(146)
Payments		(9)		(68)		(110)
Effects of changes in foreign exchange rates		59		(84)		(37)
Discontinued operations		—		(101)		—
Balance at end of the period	Ps.	1,153	Ps.	1,104	Ps.	1,006